UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

48 Wall Street New York, NY	10005
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC 48 Wall Street  New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2017 (UNAUDITED)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.49%
CLOSED-END FUNDS - 41.23%
CONVERTIBLE SECURITIES - 0.01%
Ellsworth Growth and Income Fund Ltd.	4,137	$35,702

CORE - 10.89%
Adams Diversified Equity Fund, Inc.	569,599	7,831,986
General American Investors Company, Inc.	254,871	8,540,727
Liberty All-Star Equity Fund	1,374,249	7,503,400
Royce Micro-Cap Trust, Inc.	414,995	3,481,808
Royce Value Trust	481,161	6,736,254
Source Capital, Inc.	33,764	1,268,176
Sprott Focus Trust, Inc.	85,068	628,653
Tri-Continental Corporation	229,226	5,299,705
Zweig Fund, Inc. (The)	76,175	847,066
		42,137,775
DEVELOPED MARKET - 0.71%
Aberdeen Australia Equity Fund, Inc.	104,880	635,573
Aberdeen Japan Equity Fund, Inc.	8,645	68,728
Aberdeen Singapore Fund, Inc.	43,801	473,051
European Equity Fund, Inc. (The)	3,604	29,985
Japan Smaller Capitalization Fund, Inc.	55,256	598,975
Morgan Stanley Asia-Pacific Fund, Inc.	26,278	403,367
New Germany Fund, Inc. (The)	30,521	450,795
New Ireland Fund, Inc. (The)	7,928	100,368
		2,760,842
EMERGING MARKETS - 5.35%
Aberdeen Chile Fund, Inc.	132,794	925,574
Aberdeen Indonesia Fund, Inc.	31,369	226,798
Aberdeen Latin America Equity Fund, Inc.	7,426	174,660
Central Europe, Russia and Turkey Fund, Inc. (The )	18,274	382,475
China Fund, Inc. (The)	74,827	1,242,128
First Trust/Aberdeen Emerging Opportunity Fund	23,184	353,788
India Fund, Inc. (The)	141,745	3,600,323
Latin American Discovery Fund, Inc. (The)	1,600	16,864
Mexico Equity & Income Fund Inc.	23,799	258,219
Mexico Fund, Inc. (The)	8,400	137,760
Morgan Stanley China A Share Fund, Inc.	322,042	6,189,647
Morgan Stanley Emerging Markets Fund, Inc.	65,967	973,013
Morgan Stanley India Investment Fund, Inc.	30,668	966,655
Taiwan Fund, Inc. (The) *	8,223	149,988
Templeton Dragon Fund, Inc.	144,224	2,709,969
Templeton Emerging Markets Fund	92,416	1,295,672
Turkish Investment Fund, Inc. (The)	62,365	519,500
Voya Emerging Markets High Dividend Equity Fund	65,782	568,356
		20,691,389
ENERGY MLP - 0.30%
Cohen & Steers Infrastructure Fund, Inc.	36,058	777,050
Neuberger Berman MLP Income Fund Inc.	37,100	375,823

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2017 (UNAUDITED)

Description	No. of Shares	Value
		$1,152,873
GLOBAL - 5.67%
Alpine Global Dynamic Dividend Fund	112,893	1,101,836
Alpine Global Total Dynamic Dividend Fund	934,742	7,720,981
Clough Global Opportunities Fund	417,435	4,295,406
Delaware Enhanced Global Dividend and Income Fund	117,682	1,293,325
Gabelli Global Small and Mid Cap Value Trust (The)	65,441	745,373
Gabelli Multimedia Trust Inc. (The)	13,466	108,671
GDL Fund (The)	228,293	2,248,686
Lazard Global Total Return and Income Fund, Inc.	23,633	354,259
Lazard World Dividend & Income Fund, Inc.	26,226	279,307
Royce Global Value Trust, Inc.	156,388	1,374,651
Wells Fargo Advantage Global Dividend Opportunity Fund	411,580	2,395,396
		21,917,891
GLOBAL INCOME - 0.72%
Legg Mason BW Global Income Opportunities Fund Inc.	218,390	2,791,024

INCOME & PREFERRED STOCK - 1.58%
Calamos Strategic Total Return Fund	277,721	3,099,373
LMP Capital and Income Fund Inc.	210,354	2,993,337
		6,092,710
NATURAL RESOURCES - 4.83%
Adams Natural Resources Fund, Inc.	386,559	7,506,976
BlackRock Energy and Resources Trust	39,628	544,885
BlackRock Resources & Commodities Strategy Trust	1,237,650	10,643,790
		18,695,651
OPTION ARBITRAGE/OPTIONS STRATEGIES - 2.69%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	486,623	6,272,570
BlackRock Global Opportunities Equity Trust	51,183	634,669
Eaton Vance Risk-Managed Diversified Equity Income Fund	39,534	358,969
Voya Asia Pacific High Dividend Equity Income Fund	166,101	1,684,264
Voya Global Equity Dividend and Premium Opportunity Fund	195,675	1,436,255
		10,386,727
PACIFIC EX JAPAN - 0.52%
Aberdeen Greater China Fund, Inc.	73,592	772,716
Asia Pacific Fund, Inc. (The)	29,207	357,202
Korea Fund, Inc. (The)	14,286	526,439
Thai Fund, Inc. (The)	40,543	347,454
		2,003,811
REAL ESTATE - 4.81%
Alpine Global Premier Properties Fund	760,252	4,348,641
CBRE Clarion Global Real Estate Income Fund	959,364	7,166,449
Cohen & Steers Preferred Securities and Income Fund, Inc.	229,634	4,436,529
RMR Real Estate Income Fund	127,145	2,670,044
		18,621,663
SECTOR EQUITY - 0.78%
First Trust Specialty Finance and Financial Opportunities Fund	5,902	43,911
Gabelli Healthcare & WellnessRx Trust	112,303	1,123,030
GAMCO Natural Resources, Gold & Income Trust	67,390	467,687

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2017 (UNAUDITED)

Description	No. of Shares	Value
Nuveen Real Asset Income and Growth Fund	70,548	$1,214,837
Tekla Healthcare Opportunities Fund	10,463	182,056
		3,031,521
UTILITY - 2.37%
Brookfield Global Listed Infrastructure Income Fund Inc.	129,427	1,708,436
Duff & Phelps Global Utility Income Fund Inc.	247,342	4,021,781
Gabelli Global Utility & Income Trust (The)	60,072	1,117,339
Macquarie Global Infrastructure Total Return Fund Inc.	101,233	2,313,174
		9,160,730

TOTAL CLOSED-END FUNDS		159,480,309

CONSUMER DISCRETIONARY - 7.12%
Amazon.com, Inc. *	9,000	7,978,860
Carnival Corporation	5,000	294,550
Chipotle Mexican Grill, Inc. *	1,000	445,520
Delphi Automotive PLC	6,000	482,940
Ford Motor Company	86,200	1,003,368
General Motors Company	24,000	848,640
Home Depot, Inc. (The)	23,600	3,465,188
Lowe's Companies, Inc.	8,000	657,680
Mattel, Inc.	7,000	179,270
McDonald's Corporation	19,700	2,553,317
Newell Brands Inc.	10,000	471,700
NIKE, Inc.	20,000	1,114,600
Omnicom Group Inc.	2,000	172,420
Starbucks Corporation	25,000	1,459,750
Target Corporation	11,300	623,647
Twenty-First Century Fox, Inc.	5,000	158,900
Twenty-First Century Fox, Inc. - Class A	24,000	777,360
V.F. Corporation	9,000	494,730
Viacom, Inc. - Class B	10,000	466,200
Walt Disney Company (The)	34,200	3,877,938
		27,526,578
CONSUMER STAPLES - 5.96%
Archer-Daniels-Midland Company	9,000	414,360
Clorox Company (The)	1,000	134,830
Coca-Cola Company (The)	47,643	2,021,969
Colgate-Palmolive Company	10,000	731,900
ConAgra Foods, Inc.	7,500	302,550
General Mills, Inc.	3,900	230,139
Kellogg Company	8,700	631,707
Kimberly-Clark Corporation	7,300	960,899
Kraft Heinz Company (The)	4,000	363,240
Molson Coors Brewing Company	2,000	191,420
Monster Beverage Corporation *	12,000	554,040
PepsiCo, Inc.	20,900	2,337,874
Philip Morris International Inc.	29,000	3,274,100
Procter & Gamble Company (The)	56,000	5,031,600

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2017 (UNAUDITED)

Description	No. of Shares	Value
Reynolds American Inc.	27,000	$1,701,540
Wal-Mart Stores, Inc.	57,900	4,173,432
		23,055,600
ENERGY - 4.27%
Anadarko Petroleum Corporation	3,500	217,000
Baker Hughes Incorporated	9,000	538,380
Chevron Corporation	28,200	3,027,834
Concho Resources Inc. *	2,500	320,850
Enbridge Inc.	4,723	197,610
EOG Resources, Inc.	8,600	838,930
Exxon Mobil Corporation	77,936	6,391,531
Occidental Petroleum Corporation	14,400	912,384
ONEOK, Inc.	4,400	243,936
Phillips 66	7,987	632,730
Pioneer Natural Resources Company	3,000	558,690
Schlumberger Limited	30,000	2,343,000
Williams Companies, Inc. (The)	10,000	295,900
		16,518,775
EXCHANGE-TRADED FUND - 1.23%
iShares Core S&P 500 ETF	20,000	4,745,400

FINANCIALS - 7.67%
Aflac Incorporated	6,000	434,520
Allstate Corporation (The)	8,000	651,920
American Express Company	10,000	791,100
Aon plc	5,000	593,450
Bank of America Corporation	98,300	2,318,897
Bank of New York Mellon Corporation (The)	18,500	873,755
BB&T Corporation	9,000	402,300
Berkshire Hathaway Inc. - Class B *	34,000	5,667,120
Chubb Limited	10,000	1,362,500
Citigroup Inc.	47,000	2,811,540
CME Group Inc.	6,000	712,800
Fifth Third Bancorp	12,000	304,800
Franklin Resources, Inc.	15,000	632,100
Goldman Sachs Group, Inc. (The)	11,000	2,526,920
Loews Corporation	4,000	187,080
MetLife, Inc.	25,500	1,346,910
Morgan Stanley	32,000	1,370,880
State Street Corporation	10,000	796,100
Travelers Companies, Inc. (The)	4,000	482,160
Wells Fargo & Company	96,800	5,387,888
		29,654,740
HEALTH CARE - 8.12%
Abbott Laboratories	37,000	1,643,170
Allergan plc	4,400	1,051,248
Amgen Inc.	7,000	1,148,490
Anthem, Inc.	7,000	1,157,660
Baxter International Inc.	12,000	622,320

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2017 (UNAUDITED)

Description	No. of Shares	Value
Bristol-Myers Squibb Company	34,000	$1,848,920
Cardinal Health, Inc.	3,000	244,650
Cigna Corporation	5,000	732,450
Eli Lilly and Company	18,000	1,513,980
Gilead Sciences, Inc.	12,000	815,040
Johnson & Johnson	61,700	7,684,735
McKesson Corporation	3,000	444,780
Medtronic Plc	28,000	2,255,680
Merck & Company, Inc.	52,267	3,321,045
Mylan N.V. *	7,000	272,930
Pfizer Inc.	119,500	4,088,095
Stryker Corporation	8,000	1,053,200
Thermo Fisher Scientific Inc.	10,000	1,536,000
		31,434,393
INDUSTRIALS - 5.92%
3M Company	13,000	2,487,290
Caterpillar Inc.	12,000	1,113,120
Cummins Inc.	4,000	604,800
Danaher Corporation	17,000	1,454,010
Deere & Company	10,000	1,088,600
Emerson Electric Co.	14,000	838,040
Eaton Corporation plc	9,000	667,350
Fortive Corporation	6,500	391,430
General Electric Company	220,000	6,556,000
PACCAR Inc	7,000	470,400
Raytheon Company	5,000	762,500
United Parcel Service, Inc. - Class B	17,000	1,824,100
United Technologies Corporation	20,800	2,333,968
Union Pacific Corporation	17,000	1,800,640
Waste Management, Inc.	7,000	510,440
		22,902,688
INFORMATION TECHNOLOGY - 13.21%
Activision Blizzard, Inc.	9,400	468,684
Alphabet Inc. - Class A *	2,000	1,695,600
Alphabet Inc. - Class C *	16,005	13,277,108
Apple Inc.	65,000	9,337,900
Cisco Systems, Inc.	64,000	2,163,200
Cognizant Technology Solutions Corporation	6,000	357,120
Corning Incorporated	22,900	618,300
Intel Corporation	69,300	2,499,651
International Business Machines	24,000	4,179,360
Microsoft Corporation	156,000	10,274,160
Oracle Corporation	77,272	3,447,104
PayPal Holdings, Inc. *	20,000	860,400
QUALCOMM Incorporated	28,000	1,605,520
Symantec Corporation	10,400	319,072
		51,103,179
MATERIALS - 1.74%
Air Products & Chemicals, Inc.	5,000	676,450

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2017 (UNAUDITED)

Description	No. of Shares	Value
Dow Chemical Company (The)	29,500	$1,874,430
E. I. du Pont de Nemours and Company	17,000	1,365,610
Freeport-McMoRan Inc.	25,000	334,000
Monsanto Company	5,000	566,000
Newmont Mining Corporation	10,500	346,080
Nucor Corporation	7,200	429,984
PPG Industries, Inc.	3,000	315,240
Praxair, Inc.	7,000	830,200
		6,737,994
REAL ESTATE - 0.17%
American Tower Corporation	4,000	486,160
Weyerhaeuser Company	5,000	169,900
		656,060
TELECOMMUNICATION SERVICES - 1.57%
AT&T, Inc.	87,568	3,638,451
Verizon Communications, Inc.	50,000	2,437,500
		6,075,951
UTILITIES - 1.28%
American Electric Power Company, Inc.	4,200	281,946
CenterPoint Energy, Inc.	2,800	77,196
Consolidated Edison, Inc.	2,000	155,320
Dominion Resources, Inc.	10,000	775,700
Duke Energy Corporation	13,300	1,090,733
Exelon Corporation	8,900	320,222
NextEra Energy, Inc.	6,000	770,220
PG&E Corporation	4,000	265,440
PPL Corporation	6,000	224,340
Public Service Enterprises Group, Inc.	6,500	288,275
Sempra Energy	2,000	221,000
Southern Company (The)	6,500	323,570
Xcel Energy Inc.	4,000	177,800
		4,971,762
TOTAL EQUITY SECURITIES (cost - $357,158,875)		384,863,429

SHORT-TERM INVESTMENT - 0.95%
MONEY MARKET FUND - 0.95%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.56%^ (cost - $3,645,525)	3,645,525	3,645,525

TOTAL INVESTMENTS - 100.44% (cost - $360,804,400)		388,508,954

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.44)%		(1,683,992)

NET ASSETS - 100.00%		$386,824,962

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2017.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of March 31, 2017:

Cost of portfolio investments	$362,251,422
Gross unrealized appreciation	$34,052,006
Gross unrealized depreciation	(7,794,474)
Net unrealized appreciation	$26,257,532

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$384,863,429	$-
Short-Term Investments	3,645,525	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$388,508,954	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's investments into major categories is disclosed in its Schedule of Investments.

As of March 31, 2017, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2017.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Although still evaluating the potential impact to the Fund, management does not expect these changes to have an effect on the Fund.

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Management has evaluated the implications of ASU 820-10-50-2 and does not expect the adoption of the ASU to have an effect on the Fund.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the three months ended March 31, 2017, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 2, 2017 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonestrategicvaluefund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 19, 2017

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	May 19, 2017

*	Print the name and title of each signing officer under his or her signature.